Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Restricted cash and investments	$ 13,066	$ 20,862
Related party receivables	303	1,986
Inventories	1,682	1,786
Voyages in progress	1,256	1,331
Other current assets	432	515
Total current assets	16,739	26,480
Vessel, net	42,390	45,221
Deferred charges	237	276
Total assets	59,366	71,977
Current liabilities
Current portion of long-term debt	4,220	3,900
Trade accounts payable	26	42
Due to related parties	96	46
Accrued expenses	1,659	3,436
Total current liabilities	6,001	7,424
Long-term debt	41,225	45,445
Total liabilities	47,226	52,869
Equity
Common stock: 2 shares of no par value	0	0
Retained earnings	12,140	19,108
Total equity	12,140	19,108
Total liabilities and equity	$ 59,366	$ 71,977